Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common Units [Member]	Subordinated Units [Member]	General Partner Unit [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2013	$ 281,927	$ 168,773	$ 107,857	$ 5,297
Net income	27,392	15,349	11,507	536
Cash distribution	(36,637)	(20,226)	(15,684)	(727)
Proceeds from public offering	147,023	143,983		3,040
Offering cost (Note 22)	(340)	(335)		(5)
Other comprehensive income	0	0	0	0	$ 0
Ending Balance at Dec. 31, 2014	419,365	307,544	103,680	8,141
Net income	40,442	25,038	14,637	767
Cash distribution	(53,370)	(33,179)	(19,159)	(1,032)
Proceeds from public offering	116,924	114,500		2,424
Offering cost (Note 22)	(293)	(288)		(5)
Repurchase common units	(2,298)	(2,298)
Other comprehensive income	0	0	0	0	0
Ending Balance at Dec. 31, 2015	520,770	411,317	99,158	10,295
Net income	61,102	54,794	5,052	1,256
Cash distribution	(60,161)	(48,820)	(10,088)	(1,253)
Conversion of subordinated units to common units		94,123	(94,123)
Other comprehensive income	0	0	$ 0	0	$ 0
Ending Balance at Dec. 31, 2016	$ 521,712	$ 511,414		$ 10,298